Accounts payable and accrued liabilities (Accounts payable and accrued liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Trade payables	$ 249,962	$ 213,377
Non-trade payables	65,182	66,048
Payables due to related parties	59,570	61,033
Total	$ 374,714	$ 340,458